CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Revenues
Organized tours	¥ 9,926,628	$ 1,429,732	¥ 7,358,879	¥ 3,432,825
Self-guided tours	253,349	36,490	194,162	93,126
Others	385,603	55,538	127,745	28,756
Total revenues	10,565,580	1,521,760	7,680,786	3,554,707
Less: Business and related taxes	(17,307)	(2,493)	(35,526)	(19,768)
Net revenues	10,548,273	1,519,267	7,645,260	3,534,939
Cost of revenues	(9,921,304)	(1,428,965)	(7,274,675)	(3,308,801)
Gross profit	626,969	90,302	370,585	226,138
Operating expenses
Research and product development	(601,402)	(86,620)	(298,199)	(104,881)
Sales and marketing	(1,908,424)	(274,870)	(1,154,155)	(434,191)
General and administrative	(658,790)	(94,885)	(385,442)	(166,988)
Other operating income	22,323	3,215	12,175	6,902
Total operating expenses	(3,146,293)	(453,160)	(1,825,621)	(699,158)
Loss from operations	(2,519,324)	(362,858)	(1,455,036)	(473,020)
Other income/(expenses)
Interest income	87,305	12,575	76,516	31,284
Foreign exchange losses, net	(9,734)	(1,402)	(83,118)	(5,334)
Other loss, net	(2,553)	(368)	(1,336)	(788)
Loss before income tax expense	(2,444,306)	(352,053)	(1,462,974)	(447,858)
Income tax benefit	1,711	246	589
Net loss	(2,442,595)	(351,807)	(1,462,385)	(447,858)
Net loss attributable to noncontrolling interests	(15,470)	(2,228)	(3,006)
Net loss attributable to redeemable noncontrolling interests	(34)	(5)
Net loss attributable to Tuniu Corporation	(2,427,091)	(349,574)	(1,459,379)	(447,858)
Accretion on redeemable noncontrolling interests	(106)	(15)
Deemed dividends to preferred shareholders				(15,606)
Net loss attributable to ordinary shareholders	(2,427,197)	(349,589)	(1,459,379)	(463,464)
Net loss	(2,442,595)	(351,807)	(1,462,385)	(447,858)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	233,900	33,689	188,106	(1,358)
Comprehensive loss	(2,208,695)	(318,118)	(1,274,279)	(449,216)
Comprehensive loss attributable to noncontrolling interests	(15,470)	(2,228)	(3,006)
Comprehensive loss attributable to redeemable noncontrolling interests	(34)	(5)
Comprehensive loss attributable to Tuniu Corporation	¥ (2,193,191)	$ (315,885)	¥ (1,271,273)	¥ (449,216)
Loss per share
Basic and diluted (in dollars per share) | (per share)	¥ (6.50)	$ (0.94)	¥ (5.88)	¥ (4.38)
Weighted average number of ordinary shares used in computing basic and diluted loss per share (in shares)	373,347,855	373,347,855	248,362,837	105,746,313